Revenues	12 Months Ended
Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
Revenues
13. Revenues
The amounts in the accompanying consolidated statements of income are analyzed as follows:

	Year ended December 31,
	2023	2024	2025
Time charter revenues	124,075,851	152,829,150	135,153,725
Voyage charter revenues	18,268,798	10,514,649	31,498,463
Other income	1,183,120	3,918,386	6,509,290

Total	143,527,769	167,262,185	173,161,478

Time charter agreements may have renewal options for one to 12 months. The time charter party generally provides typical warranties regarding the speed and the performance of the vessel as well as some owner protective restrictions such that the vessel is sent only to safe ports by the charterer, subject always to compliance with applicable sanction laws, and carry only lawful and non-hazardous
cargo. The Company may enter into time charters ranging from one month to twelve months and in isolated cases on longer terms depending on market conditions. The charterer has the full discretion over the ports visited, shipping routes and vessel speed, subject only to the owner protective restrictions discussed above.

Vessels may also be chartered under voyage charters, where a contract is made for the use of a vessel under which the Company is paid freight on the basis of moving cargo from a loading port to a discharge port. A significant portion of the voyage hire is typically paid upon the completion of the voyage.
The amount of revenue earned as demurrage relating to the Company’s voyage charters for the years ended December 31, 2023, 2024 and 2025 was $4.2 million, $0.5 million and $2.7 million, respectively and is included within “Voyage charter revenues” in the above table.
As of December 31, 2024 and 2025, receivables from the Company’s voyage charters amounted to $2.9 million and $1.2 million, respectively.
As of December 31, 2024 and 2025, the Company recognized $193,265 and $22,419, respectively, of contract fulfillment costs which mainly represent bunker expenses incurred prior to commencement of loading relating to the Company’s voyage charters. These costs are recorded in “Other current assets” in the consolidated balance sheets.
As of December 31, 2024 and 2025, revenues relating to undelivered performance obligations of the Company’s voyage charters amounted to $2,063,640 and $225,837, respectively. The Company recognized these amounts as revenues in the first quarters of 2025 and 2026, respectively.